Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Fee Rate	0.01381%
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. (2) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (3) An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.00001 par value per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	37,818,566
Proposed Maximum Offering Price per Unit	8.98
Maximum Aggregate Offering Price	$ 339,610,722.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 46,900.24
Offering Note	(1) Represents 37,818,566 shares of Common Stock that may be offered and sold from time to time by the selling stockholders. (2) The proposed maximum offering price per share will be delivered from time to time in connection with, and at the time of, a sale by the applicable selling stockholder. (3) Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that shall become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. (4) Estimated solely for the purposes of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based upon $8.98, the average of the high and low prices of Common Stock as quoted on the New York Stock Exchange on September 10, 2026 (a date within five business days prior to the filing of this Registration Statement).
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	17,668,604
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	These shares of Common Stock were previously registered under a registration statement on Form S-4 (File No. 333-296508) filed by the Registrant with the SEC on June 4, 2026 (as amended by Pre-Effective Amendment Number 1 filed with the SEC on July 13, 2026 and Pre-Effective Amendment Number 2 filed with the SEC on July 30, 2026, the "Form S-4 Registration Statement"), which was declared effective on July 31, 2026. All filing fees payable in connection with the issuance of these shares were previously paid in connection with the filing of the Form S-4 Registration Statement.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	88,520,524
Proposed Maximum Offering Price per Unit	8.98
Maximum Aggregate Offering Price	$ 794,914,305.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 109,777.67
Offering Note	(1) Represents 88,520,524 shares of Common Stock issuable upon exercise of outstanding Jones Act Warrants (as defined in the Registration Statement) that may be offered and sold from time to time by the selling stockholders. (2) The proposed maximum offering price per share will be delivered from time to time in connection with, and at the time of, a sale by the applicable selling stockholder. (3) Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that shall become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. (4) Estimated solely for the purposes of computing the registration fee pursuant to Rule 457(c) and 457(g) under the Securities Act, based upon the higher of (i) $0.00001, the price at which the Jones Act Warrants may be exercised, and (ii) $8.98, the average of the high and low prices of Common Stock as quoted on the New York Stock Exchange on September 10, 2026 (a date within five business days prior to the filing of this Registration Statement).
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	10,991,165
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 6.